Preferred and Common Stock (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended	8 Months Ended	10 Months Ended		12 Months Ended
	Jan. 15, 2022	Jan. 19, 2021	Feb. 21, 2020	Mar. 21, 2019	Apr. 18, 2019	Jul. 13, 2021	Jul. 10, 2020	Jul. 15, 2017	Jul. 30, 2021	Sep. 14, 2022	Oct. 31, 2022	Oct. 21, 2022	Dec. 31, 2022	Dec. 21, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 03, 2023	Jan. 03, 2022
Class of Stock [Line Items]
Common Stock, Shares, Outstanding													22,826,450		25,198,620
Preferred Stock, Value, Issued													$ 0		$ 0
Tender offer - Preferred stock redemption amount													$ 13,496,000		$ 0	$ 0
Preferred Stock, Shares Outstanding													16,988		23,032
Grimaud [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Value															$ 21,000,000
Sale of Stock, Number of Shares Issued in Transaction															9,301,542
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture						9,301,542
Payments of Dividends									$ 16,000,000
Notes Payable, Related Parties									20,000,000
Debt Securities															$ 15,000,000
Derecognision of non-controlling interest															27,243,000
Paid in capital															8,757,000
Net proceeds															44,437,000
Costs from sale of common stock															$ 176,000
Navios Corporation [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding															2,414,263
Common units repurchased / cancelled											2,414,263
Navios Logistics [Member]
Class of Stock [Line Items]
Dividends paid			$ 27,500,000				$ 6,381,000
Common Stock Dividends, Shares							2,414,263
Dividends paid to noncontrolling shareholders			9,948,000				$ 2,308,000
Navios Logistics [Member] | Navios Holdings [Member]
Class of Stock [Line Items]
Dividends paid			$ 17,552,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Vested stock units													0
Restricted Stock [Member]
Class of Stock [Line Items]
Forfeited shares of common stock													37,907		894	1,345
Issued in 2017 [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Vested stock units															825	825
Issued in 2016 [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Vested stock units																84,336
Series G ADSs and Series H ADSs [Member] | American Depositary Shares [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Payment Terms													the Company reached six quarterly dividend payments
Percentage of the increase of the preferred dividend rate								0.25%
Series I Preferred Stock [Member] | Convertible Debenture [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion																		1,000
Common Stock, Shares, Outstanding													29,945,271				30,247,185
Debt Instrument, Convertible, Conversion Price													$ 3.93
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding													11,840		17,682
Series H Preferred Stock [Member] | American Depositary Shares [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction													4,800,000
Preferred Stock, Liquidation Preference Per Share													$ 2,500
Preferred Stock, Redemption Price Per Share													$ 25
Preferred Stock, Dividend Rate, Percentage													8.625%
Series H Preferred Stock [Member] | Exchange program for 66 2/3% shares [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares				10,930
Preferred Stock, Value, Issued				$ 26,297,000
Tender offer expenses				997,000
Payments for Repurchase of Preferred Stock and Preference Stock				4,188,000
Notes Issued				4,747,000
Stock Redeemed or Called During Period, Value				16,365,000
Dividends cancelled				$ 7,678,000
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding													5,148		5,350
Series G Preferred Stock [Member] | American Depositary Shares [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Payment Terms													Dividends are payable quarterly in arrears
Sale of Stock, Number of Shares Issued in Transaction													2,000,000
Preferred Stock, Liquidation Preference Per Share													$ 2,500
Preferred Stock, Redemption Price Per Share													$ 25
Preferred Stock, Dividend Rate, Percentage													8.75%
Series G Preferred Stock [Member] | Exchange program for 66 2/3% shares [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares					8,841
Preferred Stock, Value, Issued					$ 21,271,000
Tender offer expenses					620,000
Payments for Repurchase of Preferred Stock and Preference Stock					4,423,000
Notes Issued					3,879,000
Stock Redeemed or Called During Period, Value					12,568,000
Dividends cancelled					$ 6,798,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding													16,988		23,032
Preferred Stock [Member] | Dividends Undeclared [Member]
Class of Stock [Line Items]
Undeclared preferred dividends													$ 26,192,000		$ 30,348,000
Series G ADSs and Series H ADSs [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Value										$ 20,000,000
Series G ADSs [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased												20,185
Stock Repurchase Program, Authorized Amount												$ 318,000
Shares, Outstanding												514,720
Preferred Stock, Redemption Terms												1/100th of a share of 8.75% Series G Cumulative Redeemable Perpetual Preferred Stock
Series H ADSs [Member]
Class of Stock [Line Items]
Dividends cancelled												$ 8,949,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased												584,158
Stock Repurchase Program, Authorized Amount												$ 8,926,000
Tender offer - Preferred stock redemption amount												$ 4,547,000
Shares, Outstanding												1,183,944
Preferred Stock, Redemption Terms												1/100th of a Share of 8.625% Series H Cumulative Redeemable Perpetual Preferred Stock
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued													$ 0		$ 0	$ 0
Conversion of Stock, Shares Converted													0		0	210
Conversion of stock shares issued																22,712
Balance of convertible preferred stock													0		0	0
Preferred Stock, Dividend Rate, Percentage													2.00%
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding													25,198,620		25,198,620
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	40,000	16,000												40,000
Common Stock [Member] | Dividends Undeclared [Member]
Class of Stock [Line Items]
Dividends cancelled																$ 171,000
Conversion of Stock, Shares Issued																1,712
Share Price																$ 6
Promissory Note [Member] | Grimaud [Member] | Navios Logistics [Member]
Class of Stock [Line Items]
Origination of Notes Receivable from Related Parties									$ 20,000,000				$ 10,000,000